Contingent Payments - Summary of Contingent Payments (Detail) - Sunrise Oil Sands Partnership $ in Millions	9 Months Ended
Sep. 30, 2023 CAD ($)
Disclosure of contingent liabilities in business combination [line items]
Contingent payments. beginning of period	$ 419
Liabilities Settled or Payable	(207)
Re-measurement	83
Contingent payments, end of period	$ 295